Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision were as follows:

(millions)	2015	2014	2013
Current tax provision
Federal	$655.3	$594.4	$460.2
State	14.7	0	0
Deferred tax expense (benefit)
Federal	(47.7)	32.0	94.4
State	(11.2)	0	0
Total income tax provision	$611.1	$626.4	$554.6

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2015		2014		2013
Income before income taxes	$1,911.6		$1,907.4		$1,720.0
Tax at statutory federal rate	$669.1	35%	$667.6	35%	$602.0	35%
Tax effect of:
Dividends received deduction	(19.8)	(1)	(18.3)	(1)	(17.6)	(1)
Exempt interest income	(17.8)	(1)	(13.8)	(1)	(13.1)	(1)
Non-taxable gain[1]	(13.8)	(1)	0	0	0	0
Tax-deductible dividends	(7.9)	0	(6.5)	0	(13.6)	(1)
State income taxes, net of federal taxes	2.3	0	0	0	0	0
Other items, net	(1.0)	0	(2.6)	0	(3.1)	0
Total income tax provision	$611.1	32%	$626.4	33%	$554.6	32%

Components of Net Deferred Tax Assets
At December 31, 2015 and 2014, the components of the net deferred tax asset (liability) were as follows:

(millions)	2015	2014
Federal deferred tax assets:
Unearned premiums reserve	$453.3	$378.8
Investment basis differences	40.5	60.6
Non-deductible accruals	231.4	208.0
Loss and loss adjustment expense reserves	75.3	76.9
Hedges on forecasted transactions	4.4	0
Other	9.6	7.5
Federal deferred tax liabilities:
Net unrealized gains on securities	(436.7)	(550.3)
Hedges on forecasted transactions	0	(0.8)
Deferred acquisition costs	(197.4)	(160.0)
Property and equipment	(110.7)	(100.9)
Prepaid expenses	(11.9)	(11.4)
Intangible assets-ARX acquisition	(166.4)	0
Deferred gain on extinguishment of debt	(2.2)	(3.0)
Other	(7.0)	(4.3)
Net federal deferred tax liability	(117.8)	(98.9)
Net state deferred tax asset	8.5	0
Net deferred tax liability	$(109.3)	$(98.9)